Document and Entity Information	Aug. 08, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001580864
Document Type	8-K
Document Period End Date	Aug. 08, 2024
Entity Registrant Name	VROOM, INC.
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-39315
Entity Tax Identification Number	90-1112566
Entity Address, Address Line One	3600 W Sam Houston Pkwy S
Entity Address, Address Line Two	Floor 4
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	518
Local Phone Number	535-9125
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	VRM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false